                      SUPPLEMENT DATED OCTOBER 18, 1996

                                      TO

                         PROSPECTUS DATED MAY 1, 1996

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                      ---------------------------------

All references in the Prospectus to Nationwide Financial Services, Inc. are hereby changed to Nationwide Advisory Services, Inc. Effective October 18, 1996 Nationwide Financial Services, Inc. changed its name to Nationwide Advisory Services, Inc. Please keep this supplement with your prospectus.